Employee future benefits (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of net employee future benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Six months ended June 30, 2024
	Pension	Other
	benefit plans	benefit plans	Total
	$	$	$
Change in plan liabilities
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna (note 3)	22,036	100	22,136
Current service cost	10	1	11
Interest cost	66	-	66
Actuarial gain from changes in financial assumptions	-	-	-
Benefits paid	(61)	-	(61)
Impact of foreign exchange rate changes	(271)	(2)	(273)
Balances – End of the period	21,780	99	21,879

Change in plan assets
Balances – Beginning of the period	-	-	-
Acquisition of Aeterna Zentaris Inc. (note 3)	10,972	-	10,972
Interest income from plan assets	33	-	33
Employer contributions	3	-	3
Employee contributions	1	-	1
Benefits paid	(21)	-	(21)
Impact of foreign exchange rate changes	(136)	-	(136)
Balances – End of the period	10,852	-	10,852

Net liability of the unfunded plans	10,717	99	10,816
Net liability of the funded plans	211	-	211
Net amount recognized as Employee future benefits	10,928	99	11,027

Amounts recognized:
In net loss	42	1	43
Actuarial gain on defined benefit plans in other comprehensive loss	-	-	-